Shareholders’ equity (Details Narrative) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 03, 2024 $ / shares
Notes and other explanatory information [abstract]
Exchange rate | $ / shares					0.02360
Compensation expenses | $	$ 21	$ 29	$ 16	$ 43